650 F Street NW, 4th Fl. Washington, DC 20004 www.aarpfunds.com

November 3, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

Re:	AARP Funds (the “Trust”), File No. 333-129081

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Trust’s Statement of Additional Information dated October 30, 2006 does not differ from that contained in Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 27, 2006.

If you have any questions, please contact me at (202) 434-3549.

Sincerely,

/s/ Marc Duffy
Marc Duffy Associate General Counsel AARP Financial Incorporated

cc:	R. Louvar

Distributed by ALPS Distributors, Inc

Advised by AARP Financial